Provisions and other non-financial liabilities (Details 2) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [abstract]
Tax withholdings	$ 21,546	$ 1,208
VAT payable	26,111	1,642
Guarantees received	746	2,636
Accrual for dividend	34,184	8,027
Monthly tax provisional payments	23,319	8,407
Deferred income	5,605	6,435
Withholdings from employees and salaries payable	5,587	5,017
Accrued vacations	23,467	24,003
Other current liabilities	1,109	3,580
Total	$ 141,674	$ 60,955